CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Common units outstanding	28,665,121	29,694,433
General Partners, units outstanding	622,296	622,296